Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2021	Dec. 31, 2023	Mar. 31, 2022	Mar. 31, 2023
Cash flows from operating activities:
Net loss		$ (3,632,438)	$ (295,175)	$ (610,707)
Adjustment to reconcile net loss to net cash:
Depreciation and amortization		14,639	27,974	24,545
Advances Written-off		173,225
Changes in operating assets and liabilities:
Accounts receivables, net
Inventory		96,958	(160,640)	103,555
Deposits and advances		(505,340)	(750)	129,748
Claims and advances
Accounts payable		873,619	(9,336)	(3,800)
Accrued and other liabilities		292,018	30,316	(27,411)
Cash flow from Operating activities		(2,687,319)	(407,611)	(384,070)
Income tax Paid		(26,162)
Net cash used in operating activities		(2,713,481)	(407,611)	(384,070)
Cash flow from investing activities:
Net sale/(purchase) of property, plant, and equipment		(19,627)	(17,694)	(13,491)
Investment in/sale of marketable securities/Subsidiaries		9,792	(191,812)	465
Net cash provided by/ (used in) investing activities		(9,835)	(209,506)	(13,026)
Cash flows from financing activities:
Issuance of equity stock through offering (net of expenses)		5,221,490	316,090	25,001
Proceeds from/Repayment of borrowings		(874,698)	342,010	271,582
Net cash provided by financing activities		4,346,792	658,100	296,583
Effects of exchange rate changes on cash and cash equivalents		5,369	4,771	46,286
Net Increase/(decrease) in cash and cash equivalents		1,628,845	45,754	(54,227)
Cash and cash equivalents at the beginning of the period		21,378	29,851	75,605
Cash and cash equivalents at the end of the period	$ 29,851	$ 1,650,223	75,605	$ 21,378
Predecessor [Member]
Cash flows from operating activities:
Net loss	(52,986)
Adjustment to reconcile net loss to net cash:
Depreciation and amortization
Changes in operating assets and liabilities:
Accounts receivables, net	3,978
Inventory	72,320
Deposits and advances	(161,167)
Claims and advances
Accounts payable	7,928
Accrued and other liabilities	14,521
Cash flow from Operating activities	(115,406)
Net cash used in operating activities	(115,406)
Cash flow from investing activities:
Net sale/(purchase) of property, plant, and equipment	(3,858)
Investment in/sale of marketable securities/Subsidiaries	(455)
Net cash provided by/ (used in) investing activities	(4,313)
Cash flows from financing activities:
Issuance of equity stock through offering (net of expenses)
Proceeds from/Repayment of borrowings	110,273
Net cash provided by financing activities	110,273
Effects of exchange rate changes on cash and cash equivalents
Net Increase/(decrease) in cash and cash equivalents	(9,446)
Cash and cash equivalents at the beginning of the period	39,297		$ 29,851
Cash and cash equivalents at the end of the period	$ 29,851